Share Capital and Dividends - Summary of Issued Share Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Class A
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		2,500
Shares issued and outstanding	$ 84,315	$ 30,948	$ 20,715
Class AA Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued and outstanding	$ 3,515	$ 3,206	$ 3,072
New Alithya and Old Alithya
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	55,665,476	25,951,311
Shares issued and outstanding	$ 186,861	$ 54,251
New Alithya and Old Alithya | Class A
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		12,009,378
Shares issued and outstanding		$ 30,948
New Alithya and Old Alithya | Class A-CRCD
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		1,773,212
Shares issued and outstanding		$ 5,250
New Alithya and Old Alithya | Class A-IQ
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		1,637,204
Shares issued and outstanding		$ 4,847
New Alithya and Old Alithya | Class AA Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		7,100,369
Shares issued and outstanding		$ 3,206
New Alithya and Old Alithya | Class J Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		1,742,342
Shares issued and outstanding		$ 5,000
New Alithya and Old Alithya | Class K Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		1,182,164
Shares issued and outstanding		$ 3,500
New Alithya and Old Alithya | Class L Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		506,642
Shares issued and outstanding		$ 1,500
New Alithya and Old Alithya | Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	48,496,492
Shares issued and outstanding	$ 183,346
New Alithya and Old Alithya | Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	7,168,984
Shares issued and outstanding	$ 3,515